Debt - Additional Information (Details) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Amount of difference between fair value and book value			$ 7,100,000
Outstanding letters of credit and bank guarantees			1,400,000
Interest paid, net of interest received			$ 4,800,000	$ 1,100,000	$ 1,500,000
Senior Notes
Debt Instrument [Line Items]
Interest payment period			semi-annually
Commencement of interest payment		Apr. 15, 2017
8.25% Senior Notes Due October 15, 2024
Debt Instrument [Line Items]
Senior notes	$ 300,000,000	$ 300,000,000	$ 300,000,000	0
Interest rate, stated percentage	8.25%	8.25%	8.25%
Maturity date	Oct. 15, 2024		Oct. 15, 2024
R.R. Donnelley & Sons Company
Debt Instrument [Line Items]
Repayments of debt		$ 340,200,000
Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Credit facility	$ 350,000,000	350,000,000
Borrowings			$ 298,300,000	$ 0
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility	300,000,000	300,000,000
Borrowings			0
Letters of credit outstanding under credit agreement amount			$ 900,000
Credit Agreement
Debt Instrument [Line Items]
Allowable annual dividend payment under credit agreement	$ 15,000,000	$ 15,000,000